LEASES - Right-of-use asset by type (Details) - USD ($)	9 Months Ended
	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Right-of-use leased asset
Right of use asset	$ 16,668,470	$ 11,601,752
USD
Right-of-use leased asset
Incremental borrowing rate	3.81%
BRL
Right-of-use leased asset
Incremental borrowing rate	13.64%
Right-of-use leased asset
Right-of-use leased asset
Right of use asset	$ 29,693,758	20,979,597	$ 21,163,192
Right-of-use leased asset | Machinery and equipment
Right-of-use leased asset
Right of use asset	3,655,741	3,655,741
Right-of-use leased asset | Vehicles
Right-of-use leased asset
Right of use asset	1,177,544	1,272,071
Right-of-use leased asset | Equipment and computer software
Right-of-use leased asset
Right of use asset	1,347,568	1,130,541
Right-of-use leased asset | Land and buildings
Right-of-use leased asset
Right of use asset	$ 23,512,905	$ 14,921,244